UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANY

                  Investment Company Act file number 811-21110

                     OFI Tremont Core Strategies Hedge Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: March 31

                   Date of reporting period: December 31, 2004


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ITEM 1. SCHEDULE OF INVESTMENTS.

OFI TREMONT CORE STRATEGIES HEDGE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2004                            (UNAUDITED)
--------------------------------------------------------------------------------

                                                     % OF
                                               INVESTMENT                                  % OF NET                  ACQUISITION
DESCRIPTION                                     FUND HELD           COST          VALUE      ASSETS    LIQUIDITY 1        DATE 2
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN INVESTMENT FUNDS
CONVERTIBLE ARBITRAGE
Advent Convertible Arbitrage Fund, L.P.           4.5%         $   3,425,002   $  3,724,499    1.7%      Quarterly    01/03-04/04
Quattro Domestic Partners, L.P.                   4.9%            11,500,000     11,480,876    5.2%      Quarterly       04/04
                                                               ------------------------------------
TOTAL CONVERTIBLE ARBITRAGE                                       14,925,002     15,205,375    6.9%

EQUITY MARKET NEUTRAL
Barclays Global Investors The 32
  Capital Fund Ltd.                               1.0%             5,225,002      6,073,636    2.7%       Monthly     01/03-01/04

EVENT DRIVEN
Ahab Partners L.P.                                4.9%             9,500,000     10,355,152    4.7%      Quarterly       04/04
SOLUS LLC                                         9.3%             5,000,000      5,323,500    2.4%      Quarterly       12/04
SRS Strategic Opportunities, L.P.                11.0%             5,000,000      5,136,955    2.3%      Quarterly       12/04
Third Point Partners, L.P.                        3.1%            10,000,000     11,193,354    5.1%      Quarterly       10/04
                                                               ------------------------------------
TOTAL EVENT DRIVEN                                                29,500,000     32,008,961   14.5%

FIXED INCOME ARBITRAGE
Endeavour Fund I LLC                              2.0%             7,150,000      8,265,637    3.8%      Quarterly    06/03-08/04
Oak Hill CCF Partners, L.P.                       1.8%             6,000,000      6,241,859    2.8%       Monthly     12/03-08/04
                                                               ------------------------------------
TOTAL FIXED INCOME ARBITRAGE                                      13,150,000     14,507,496    6.6%

GLOBAL MACRO
OLEA Global Fund                                  1.1%             8,000,000      7,646,348    3.5%       Monthly        08/04
Epoch Overseas Ltd.                               0.7%               623,997         97,323    0.0%      Quarterly       02/04
Vega Feeder Fund Ltd.                             0.9%             6,500,000      6,455,732    2.9%       Monthly     01/04-04/04
                                                               ------------------------------------
TOTAL GLOBAL MACRO                                                15,123,997     14,199,403    6.4%

LONG/SHORT EQUITY
Empire Capital Partners, L.P.                     2.1%             3,800,000      4,077,026    1.9%      Quarterly       09/04
Standard Pacific Capital Offshore
  Fund Ltd (Class A)                              0.3%             7,850,002      8,464,990    3.9%       Monthly     03/03-04/04
Trisun Capital Fund, L.P.                        10.3%            11,975,002     13,342,191    6.1%      Annually     01/03-04/04
Highline Capital Partners (QP), L.P.              8.0%            12,050,000     13,535,971    6.2%      Quarterly    10/03-04/04
Cumberland Partners                               1.4%            10,500,000     11,290,650    5.1%    Semi-Annually     04/04
Kinetics Fund                                     1.6%            12,500,000     14,615,584    6.7%      Quarterly       04/04
Endeavour Capital Partners LP
 (Unrestricted)                                   7.4%             9,000,000      9,559,577    4.4%      Annually     01/04-07/04
Whitney New Japan Partners, L.P.                  3.0%             3,000,000      2,939,910    1.3%      Quarterly    10/04-11/04
Hayground Cove Overseas Partners Ltd.             0.9%             2,500,000      2,641,211    1.2%      Quarterly    11/04-12/04
                                                               ------------------------------------
TOTAL LONG/SHORT EQUITY                                           73,175,004     80,467,110   36.8%

MANAGED FUTURES
Blenheim Fund, L.P.                               2.4%             4,000,000      4,085,299    1.9%       Monthly        12/04
Graham Global Investment Fund II Ltd.             0.2%             4,000,000      4,136,000    1.9%       Monthly        12/04
                                                               ------------------------------------
TOTAL MANAGED FUTURES                                              8,000,000      8,221,299    3.8%

MULTI STRATEGY
Canyon Value Realization Fund, L.P.               0.7%             8,100,002      9,638,397    4.4%      Annually     01/03-08/04
Sagamore Hill Partners, L.P.                      1.6%             8,200,002      8,647,735    3.9%      Quarterly    01/03-03/04
                                                               ------------------------------------
TOTAL MULTI STRATEGY                                              16,300,004     18,286,132    8.3%
                                                               ------------------------------------

Total Investments in Investment Funds                            175,399,009    188,969,412   86.0%

SHORT-TERM INVESTMENT
Citibank II Money Market Deposit Account                           3,349,297      3,349,297    1.5%
                                                               ------------------------------------

Total Investments in Investment Funds
  and Short-Term Investment                                    $ 178,748,306   $192,318,709   87.5%
                                                               ====================================
Other Assets in Excess of Liabilities                                            27,421,610   12.5%
                                                                               ---------------------
NET ASSETS                                                                     $219,740,319  100.0%
                                                                               =====================

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DETAILED INFORMATION ABOUT THE INVESTMENT FUNDS' PORTFOLIOS IS NOT AVAILABLE.

1. AVAILABLE FREQUENCY OF REDEMPTIONS AFTER INITIAL LOCK-UP PERIOD.

2. REPRESENTS INITIAL THROUGH MOST RECENT MONTH OF INVESTMENT PURCHASES.

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

PORTFOLIO VALUATION

The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds, as described in each of their financial statements and offering memoranda. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers pursuant to the Investment Funds' agreements. Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed not to be indicative of its value, the Investment Fund will be valued at fair value as determined in good faith by the Board or in accordance with procedures adopted by the Board. In accordance with the Advisory Agreement, the Advisor values the Fund's assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the values of the Fund's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Fund been available.

INVESTMENTS IN INVESTMENT FUNDS

At December 31, 2004, the Fund had investments in Investment Funds, none of which were related parties. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds' managers/general partners in the form of management fees ranging from 1.0% to 2.25% annually of net assets and performance incentive fees/allocations ranging from 10% to 25% of net profits earned. The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to eighteen months from initial investment. Information related to each Investment Fund is included on the statement of investments. At December 31, 2004, the Fund did not have any capital invested in Investment Funds with lock-up provisions extending one year from December 31, 2004.

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These activities may include, but are not limited to: short selling activities, writing option contracts and interest rate, credit default and total return equity swap contracts. The Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Fund.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of December 31, 2004,
            registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

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      (b)   There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

      (a)   Exhibits attached hereto. (Attach certifications as exhibits)